Finance income and finance costs - Summary of Detailed Information of Finance Income Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income Expense [Abstract]
Interest income on bank deposits and other investments	$ 31,637	$ 55,465	$ 64,180
Net foreign exchange gain		22,436
Other financial income			6,653
Finance income	31,637	77,901	70,833
Interest expense on financial liabilities	99,973	78,908	99,433
Letters of credit commissions	611	222	66
Credit card commissions (a)	109,886	107,632	98,969
Lease interest	228,526	183,949	177,520
Interest on employee obligation	22,009	18,994	18,061
Interest on leased aircraft return provision (b)	27,202	10,641
Derivative financial loss		334	1,758
Net foreign exchange loss	45,767		88,385
Bank fees	4,031	4,633	6,390
Interest paid to related parties		504	23
Other financial costs (mainly Exit Financing early termination costs in 2024)	7,787	41,556	8,367
Finance costs	545,792	447,373	498,972
Net finance cost	$ (514,155)	$ (369,472)	$ (428,139)